Unsecured Debt - Long-Term Debt And Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2013		Nov. 30, 2012
Debt Outstanding [Line Items]
Total Debt	$ 9,560	[1]	$ 8,902	[1]
Less short-term borrowings	(60)	[1]	(56)	[1]
Less current portion of long-term debt	(1,408)	[1]	(1,678)	[1]
Total Long-term Debt	8,092	[1]	7,168	[1]
Export Credit Facilities Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	1,684	[1],[2]	2,009	[1],[2]
Export Credit Facilities Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	408	[1],[2]	423	[1],[2]
Export Credit Facilities Floating Rate
Debt Outstanding [Line Items]
Long-term debt	1,196	[1],[3],[4]	1,303	[1],[3],[4]
Export Credit Facility Euro Floating Rate
Debt Outstanding [Line Items]
Long-term debt	1,742	[1],[2],[5]	1,516	[1],[2],[5]
Bank Loans Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	650	[1],[2]	650	[1],[2]
Bank Loans Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	276	[1],[2]	296	[1],[2]
Bank Loans Floating Rate
Debt Outstanding [Line Items]
Long-term debt	850	[1],[2],[6]	700	[1],[2],[6]
Bank Loans Euro Floating Rate
Debt Outstanding [Line Items]
Long-term debt	138	[1],[2],[7]	132	[1],[2],[7]
Private Placement Notes Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	116	[1]	116	[1]
Private Placement Notes Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	194	[1],[2]	185	[1],[2]
Publicly Traded Notes Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	2,219	[1],[3],[8],[9]	517	[1],[3],[8],[9]
Publicly Traded Notes Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	0	[1]	971	[1]
Debt Other
Debt Outstanding [Line Items]
Long-term debt	27	[1]	28	[1]
Euro Bank Loans
Debt Outstanding [Line Items]
Short-term borrowings	$ 60	[1],[10]	$ 56	[1],[10]

[1]	The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2013, 69% and 31% (58% and 42% at November 30, 2012) of our debt was U.S. dollar and euro-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2013, we believe we were in compliance with all of our debt covenants.
[2]	Includes $3.4 billion of debt whose interest rates, and in the case of our main revolver its commitment fees, would increase upon a downgrade in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc.
[3]	In 2013, we issued $500 million of publicly-traded notes, which bear interest at 1.2% and are due in February 2016. The proceeds were used to repay a like amount of floating rate export credit facilities prior to their maturity dates through 2022.
[4]	In 2013, we borrowed $526 million under an export credit facility, the proceeds of which were used to pay for a portion of Royal Princess’ purchase price and is due in semi-annual installments through May 2025.
[5]	In 2013, we borrowed $311 million under a euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAstella’s purchase price and is due in semi-annual installments through March 2025.
[6]	In 2013, we borrowed $150 million under a floating rate bank loan, which is due in November 2018. We used the net proceeds of this loan for general corporate purposes.
[7]	In 2013, we entered into a $265 million euro-denominated floating rate revolving bank loan facility. This facility has a perpetual term, although we can terminate it at any time and the bank can terminate the facility at any time upon nine months notice. The facility can be drawn beginning in May 2014.
[8]	In 2013, we issued $500 million of publicly-traded notes, which bear interest at 1.9% and are due in December 2017. We used the net proceeds of these notes for general corporate purposes, including repayments of portions of debt facilities maturing in 2013.
[9]	In 2013, we issued $700 million of publicly-traded notes, which bear interest at 4.0% and are due in October 2020. We intend to use the net proceeds of these notes for general corporate purposes, which may include repaying portions of various debt facilities maturing through May 2014.
[10]	The interest rate associated with our short-term borrowings represents an aggregate-weighted average interest rate.